Significant Accounting Policies (Details 1)	12 Months Ended
Mar. 31, 2020
Machinery [Member]
Residual value rate	5.00%
Useful life	10 years
Electric equipment [Member]
Residual value rate	5.00%
Electric equipment [Member] | Maximum [Member]
Useful life	5 years
Electric equipment [Member] | Minimum [Member]
Useful life	3 years
Office equipment [Member]
Residual value rate	5.00%
Useful life	5 years
Vehicles [Member]
Residual value rate	5.00%
Vehicles [Member] | Maximum [Member]
Useful life	10 years
Vehicles [Member] | Minimum [Member]
Useful life	4 years
Leasehold improvement cost [Member]
Residual value rate	5.00%
Leasehold improvement cost [Member] | Maximum [Member]
Useful life	10 years
Leasehold improvement cost [Member] | Minimum [Member]
Useful life	3 years